Derivative financial instruments (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Instruments Details Text [Abstract]
Accounting cash flow hedges to protect DI-indexed funding	R$ 76,405,734	R$ 8,285,152
Accounting cash flow hedges to protect DI-indexed investments	21,015,183	9,784,183
Investments abroad totaling the amount	64,376,717	59,884,730
Gains/(losses) related to the cash flow hedge, which we expect to recognize in the income statement	(28,413)
Gains/(losses) related to the cash flow hedge recorded in the income statements in the year		22,970
Gains/(losses) related to the hedge of investments abroad, which we expect to recognize in the result	(4,172)
Gains/(losses) related to the hedge of investments abroad recorded in income accounts in the year	R$ (15,750)	R$ (7,943)